Concentration of Credit Risk - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Amount recoverable from reinsurers	$ 4,577.8	$ 4,897.7
Concentration risk	0.568	0.573
Reinsurance Recoverable, Allowance for Credit Loss	$ 3.7	$ 3.7	$ 3.3
Underwriting premiums receivables (net of allowance for expected credit losses of 2023: $21.0 and 2022: $25.0)	1,435.3	1,482.4
Due for settlement	8.7
Premium Receivable, Allowance for Credit Loss	$ 21.0	$ 25.0
Allowable holdings of a single issue or issuer, percentage	2.00%
Maximum
Concentration Risk [Line Items]
Gross written premiums, percentage	15.90%	16.30%
Minimum
Concentration Risk [Line Items]
Gross written premiums, percentage	9.20%	8.20%
Median
Concentration Risk [Line Items]
Gross written premiums, percentage	11.10%	9.70%
A- rating or higher
Concentration Risk [Line Items]
Concentration risk	0.429	0.423
A- rating or lower
Concentration Risk [Line Items]
Concentration risk	0.003	0.004